SUBSEQUENT EVENTS (Details) $ / shares in Units, $ in Millions		1 Months Ended	2 Months Ended
	Aug. 26, 2026 carrier $ / shares	Aug. 26, 2026 USD ($) carrier	Aug. 31, 2026 USD ($) shares	Jun. 30, 2026 carrier
Subsequent Event [Line Items]
Number of carriers under construction				1
Subsequent event
Subsequent Event [Line Items]
Number of carriers under construction	3	3
Aggregate contract price | $		$ 274.4
Number of newbuild car carriers	4	4
Number of newbuild car carriers, long-term charters	2	2
Number of newbuild car carriers, not yet chartered	2	2
Dividends declared (in USD per share) | $ / shares	$ 0.22
Subsequent event | Dividend Reinvestment Plan (drip)
Subsequent Event [Line Items]
Shares issued (in shares) | shares			3,358,131
Shares issued | $			$ 37.0